Trade Receivables - Allowance for Doubtful Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Balance at beginning of year	$ 3,182	$ 3,500	$ 3,104
Charge to bad debts expense	2,288	516	3,377
Write-off of receivables	(439)	(542)	(2,909)
Currency translation adjustment	(639)	(292)	(72)
Balance at end of year	$ 4,392	$ 3,182	$ 3,500